CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Interest income:
Loans, including fees	$ 284,782	$ 23,900
Securities:
Taxable	27,078	13,116	11,049
Tax-exempt	4,775	464
Federal funds sold and securities purchased under agreements to resell	113	106
Interest-bearing deposits with banks	1,848	801
Other	10,479	651
Total interest income	329,075	39,038	11,049
Interest expense:
Deposits	14,877	1,013
Short-term borrowings	1,814	215
Notes payable	10,512	8,613	8,985
Junior subordinated debentures	2,409	212
Other	3,262	143
Total interest expense	32,874	10,196	8,985
Net interest income	296,201	28,842	2,064
Provision for loan losses	37,158	3,800
Net interest income after provision for loan losses	259,043	25,042	2,064
Noninterest income:
Net realized gains on securities	4,937	112	817
Net gains from sale of loans and other mortgage production income	457,531	50,384
Mortgage loan origination fees	79,736	7,224
Net insurance premiums earned	157,533	146,701	134,048
Investment and securities advisory fees and commissions	93,093	11,238
Bargain purchase gain	12,585
Other	44,670	8,573	6,785
Total noninterest income	850,085	224,232	141,650
Noninterest expense:
Employees' compensation and benefits	480,496	60,972	7,743
Loss and loss adjustment expenses	110,755	109,159	96,734
Policy acquisition and other underwriting expenses	46,289	43,658	40,196
Occupancy and equipment, net	86,248	7,360	788
Other	187,947	34,368	9,793
Total noninterest expense	911,735	255,517	155,254
Income (loss) before income taxes	197,393	(6,243)	(11,540)
Income tax expense (benefit)	70,684	(1,145)	(5,009)
Net income (loss)	126,709	(5,098)	(6,531)
Less: Net income attributable to noncontrolling interest	1,367	494
Income (loss) attributable to Hilltop	125,342	(5,592)	(6,531)
Dividends on preferred stock	4,327	259
Income (loss) applicable to Hilltop common stockholders	$ 121,015	$ (5,851)	$ (6,531)
Earnings (loss) per common share:
Basic (in dollars per share)	$ 1.43	$ (0.10)	$ (0.12)
Diluted (in dollars per share)	$ 1.40	$ (0.10)	$ (0.12)
Weighted average share information:
Basic (in shares)	84,382	58,754	56,499
Diluted (in shares)	90,331	58,754	56,499